Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	BP PLC
Entity Central Index Key	0000313807
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,535,839,814
First Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,232,838
Second Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,473,414